SCHEDULE OF TRADE RECEIVABLES (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Trade Receivables Contract Assets Other Receivables Deposits And Prepayment
Trade receivables	$ 1,394,545	$ 186,966
Less: loss allowance		(4,632)	$ (5,032)
Total	$ 1,394,545	$ 182,334